Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 6, 2024
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust II
Columbia EM Core ex-China ETF	8/1/2024
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The "Index Methodology and Provider Risk" disclosure under the heading "Principal Risks" in the "Summary of Columbia EM Core ex-China ETF" and "More Information About Columbia EM Core ex-China ETF" sections of the Prospectus and in the Summary Prospectus is hereby superseded and replaced with the following:
Index Methodology and Provider Risk. The Fund seeks performance that corresponds to the performance of the Index. There is no guarantee or assurance that the Index will achieve high, or even positive, returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value or performance. In addition, the Fund may be subject to the risk of errors in Index computation, construction, reconstitution and rebalancing, despite any of the procedures designed to prevent such occurrences and due diligence conducted by the index provider. Errors may result in a negative performance impact to the Fund and its shareholders. The Index is owned and was developed by the Investment Manager.
The rest of each section remains the same.

S000050481 [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 6, 2024
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust II
Columbia EM Core ex-China ETF	8/1/2024
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The "Index Methodology and Provider Risk" disclosure under the heading "Principal Risks" in the "Summary of Columbia EM Core ex-China ETF" and "More Information About Columbia EM Core ex-China ETF" sections of the Prospectus and in the Summary Prospectus is hereby superseded and replaced with the following:
Index Methodology and Provider Risk. The Fund seeks performance that corresponds to the performance of the Index. There is no guarantee or assurance that the Index will achieve high, or even positive, returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value or performance. In addition, the Fund may be subject to the risk of errors in Index computation, construction, reconstitution and rebalancing, despite any of the procedures designed to prevent such occurrences and due diligence conducted by the index provider. Errors may result in a negative performance impact to the Fund and its shareholders. The Index is owned and was developed by the Investment Manager.
The rest of each section remains the same.